Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of expenses

Expenses are detailed as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Selling and marketing expenses	24,853	24,978	26,086
Research and development expenses	31,668	35,672	34,387
General and administrative expenses	93,747	88,946	85,747
Total Expenses	150,268	149,596	146,220